Annual Total Returns[BarChart] - AST SMALL-CAP VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.98%)	18.16%	37.40%	5.27%	(4.31%)	29.20%	7.35%	(17.07%)	21.98%	0.86%